Earnings Per Share	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 18 — EARNINGS PER SHARE

Earnings per share consist of the following for the year ended March 31, 2023 and March 31, 2022:

	March 31, 2023	March 31, 2022
	($US)	($US)
(Loss)/Profit for the year available to common shareholders	$(1,635,837)	$(403,035)
Weighted average number of common shares	36,808,689	34,154,062
Par value	$0.01	$0.01

Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$(0.04)	$(0.01)
Diluted earnings/(loss) per common share	$(0.04)	$(0.01)

Basic earnings per share (EPS) are computed by dividing net loss applicable to common stock by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing the net loss applicable to common stock by the weighted average number of common shares outstanding for the period and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of share warrants, convertible debt instruments or other common stock equivalents. Potentially dilutive securities are excluded from the computation if their effect is anti-dilutive. On November 9, 2022, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a certain accredited investor as purchaser (the “Investor”). Pursuant to the Securities Purchase Agreement, we sold, and the Investor purchased, $3,333,333.33 in principal amount of unsecured senior convertible notes (the “Convertible Notes”) and warrants (the “Warrants”). The Company has reserved 20,911,474 for issuance of no less than the sum of 1) maximum number of common shares issuable upon conversion of all the notes then outstanding (number of 19,157,088 common shares, referred to “Common Share Conversion”), and 2) the maximum number of warrants shares issuable upon exercise of all the warrants then outstanding (number of 1,754,386 common shares, referred to as “Warrant Conversion”).

At March 31, 2022, outstanding warrants to purchase an aggregate of 500,000 shares of common stock were excluded from the computation of dilutive earnings per share because the inclusion would have been anti-dilutive.